CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($) $ in Millions		Total	AOSP	Share capital	Retained earnings	Accumulated other comprehensive income (loss)
Balance – beginning of year at Dec. 31, 2014				$ 4,432	$ 24,408	$ 51
Issued for the acquisition of AOSP and other assets	[1]			0
Issued upon exercise of stock options				91
Previously recognized liability on stock options exercised for common shares				18
Return of capital on PrairieSky Royalty Ltd. share distribution				0
Net earnings (loss)		$ (637)			(637)
Dividends on common shares					(1,006)
Other comprehensive income (loss), net of taxes		24				24
Balance – end of year at Dec. 31, 2015		27,381		4,541	22,765	75
Issued for the acquisition of AOSP and other assets	[1]			0
Issued upon exercise of stock options				559
Previously recognized liability on stock options exercised for common shares				117
Return of capital on PrairieSky Royalty Ltd. share distribution				(546)
Net earnings (loss)		(204)			(204)
Dividends on common shares					(1,035)
Other comprehensive income (loss), net of taxes		(5)				(5)
Balance – end of year at Dec. 31, 2016		26,267		4,671	21,526	70
Issued for the acquisition of AOSP and other assets	[1]			3,818
Issued upon exercise of stock options				466
Previously recognized liability on stock options exercised for common shares				154
Return of capital on PrairieSky Royalty Ltd. share distribution				0
Net earnings (loss)		2,397			2,397
Dividends on common shares					(1,311)
Other comprehensive income (loss), net of taxes		(138)				(138)
Balance – end of year at Dec. 31, 2017		$ 31,653		$ 9,109	$ 22,612	$ (68)
Non-cash share considerations issued on the acquisition of AOSP and other assets			$ 3,818

[1]	During 2017, in connection with the acquisition of direct and indirect interests in the Athabasca Oil Sands Project ("AOSP") and other assets, the Company issued non-cash share consideration of $3,818 million. See note 7.